INVENTORIES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INVENTORIES
Ore in stockpiles	$ 524,000	$ 2,317,000
Concentrate	80,000	231,000
Materials and supplies	1,472,000	1,695,000
Total inventories	2,076,000	4,243,000
Inventory write-down	$ 488,000	$ 2,773,000